AXS Real Estate Income ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	DIVERSIFIED FINANCIAL SERVICES — 0.0%
4,080	Voyager Aviation Holdings LLC*,1	$—
	REITS — 98.3%
217,346	AGNC Investment Corp.	2,151,725
107,111	Annaly Capital Management, Inc.	2,109,016
204,326	Apollo Commercial Real Estate Finance, Inc.	2,276,192
177,967	Arbor Realty Trust, Inc.	2,358,063
299,499	Ares Commercial Real Estate Corp.	2,231,268
111,639	ARMOUR Residential REIT, Inc.	2,207,103
112,515	Blackstone Mortgage Trust, Inc. - Class A	2,240,174
334,735	BrightSpire Capital, Inc.	2,306,324
472,062	Chimera Investment Corp.	2,176,206
232,028	Claros Mortgage Trust, Inc.	2,264,593
167,189	Dynex Capital, Inc.	2,081,503
183,510	Ellington Financial, Inc.	2,167,253
174,287	Franklin BSP Realty Trust, Inc.	2,328,474
227,847	KKR Real Estate Finance Trust, Inc.	2,292,141
208,825	Ladder Capital Corp.	2,324,222
184,811	MFA Financial, Inc.	2,108,694
291,412	New York Mortgage Trust, Inc.	2,098,166
147,666	PennyMac Mortgage Investment Trust	2,167,737
254,608	Ready Capital Corp.	2,324,571
351,857	Redwood Trust, Inc.	2,241,329
191,952	Rithm Capital Corp.	2,142,184
112,515	Starwood Property Trust, Inc.	2,287,430
164,551	Two Harbors Investment Corp.	2,178,655
		51,063,023
	TOTAL COMMON STOCKS
	(Cost $55,474,628)	51,063,023

Principal Amount
	CORPORATE BONDS — 0.0%
	MISCELLANEOUS MANUFACTURING — 0.0%
$924	Anagram International, Inc. / Anagram Holdings LLC 10.000%, 8/15/2026	—
	OIL & GAS — 0.0%
1,902,000	Mesquite Energy, Inc. 7.250%, 7/15/2023[1,2,3,4]	9,510
	TOTAL CORPORATE BONDS
	(Cost $1,888,790)	9,510

AXS Real Estate Income ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	UNITS — 0.0%
	DIVERSIFIED FINANCIAL SERVICES — 0.0%
24,482	Voyager Aviation Holdings LLC*,1	$—
	TOTAL UNITS
	(Cost $612,025)	—
	TOTAL INVESTMENTS — 98.3%
	(Cost $57,975,443)	51,072,533
	Other Assets in Excess of Liabilities — 1.7%	874,301
	TOTAL NET ASSETS — 100.0%	$51,946,834

LLC – Limited Liability Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.02% of Total Net Assets. The total value of these securities is $9,510.
[2]Callable.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,510, which represents 0.02% of total net assets of the Fund.
[4]Security is in default.